Long-term debt-Principal payments (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Long Term Debt by Maturity [Abstract]
2013	$ 162,169
2014	209,541
2015	210,319
2016	185,248
2017	219,392
2018 and thereafter	575,220
Total	$ 1,561,889	$ 1,443,420